Finance expenses	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Finance expenses

26. Finance expenses

	Year ended March 31,
	2023		2024		2025
Interest on loans, borrowings and bank overdrafts	₹	6,648	₹	6,893	₹	7,124
Interest on lease liabilities		1,176		1,334		1,593
Interest on liability on written put options to non-controlling interests		-		33		530
Other finance expenses		2,253		4,292		5,523
	₹	10,077	₹	12,552	₹	14,770